Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating losses	$ 9,189,000	$ 8,749,000
Accrued expenses	693,000	693,000
R&D credits	624,000	619,000
Stock compensation	8,287,000	8,287,000
Total	18,793,000	18,348,000
Less: Valuation allowance	(18,793,000)	(18,348,000)
Deferred tax assets